Statutory Surplus Reserves	12 Months Ended
Dec. 31, 2025
Statutory Surplus Reserves [Abstract]
Statutory Surplus Reserves

22. Statutory Surplus Reserves

Pursuant to Chinese company law applicable to foreign investment companies, the Company's PRC subsidiaries are required to maintain statutory surplus reserves. The statutory surplus reserves are to be appropriated from net income after taxes, and should be at least 10% of the after tax net income determined in accordance with accounting principles and relevant financial regulations applicable to PRC enterprises ("PRC GAAP"). The Company has an option of not appropriating the statutory surplus reserve after the statutory surplus reserve is equal to 50% of the subsidiary's registered capital. Statutory surplus reserves are recorded as a component of shareholders' equity. The statutory surplus reserve as of December 31, 2025 was $1,586,013 (2024 - $1,581,467).

Under PRC laws and regulations, statutory surplus reserves are restricted to set-off against losses, expansion of production and operation and increasing registered capital of the respective company, and are not distributable other than upon liquidation. Staff welfare and bonus funds are restricted to expenditures for the collective welfare of employees. The reserves are not allowed to be transferred to the Company in terms of cash dividends, loans or advances, nor are they allowed for distribution except under liquidation. Amounts restricted include the PRC subsidiaries' paid-in capital, additional paid-in capital and statutory surplus reserves of the Company's PRC subsidiaries totaling $1,996,089 (RMB13,019 million) as of December 31, 2025 (2024 - $1,991,542 (RMB12,987 million)). Further, foreign exchange and other regulations in the PRC further restrict the Company's PRC subsidiaries from transferring funds to the Company in the form of loans, advances or cash dividends. As of December 31, 2025, amounts restricted include the net assets of the Company's PRC subsidiaries, which amounted to $4,437,154 (2024 - $3,349,097).